Natural Gas & Oil Properties - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) well
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ 0	$ (41,616)	$ 0
Increase (decrease) in liability	6,521	42,650	(98,802)
Wells completed that were previously under development | well				5
Wells completed that company participated with a non-operating interest | well				7
Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,490,375	2,555,808
Disposals	(32,736)	(202,886)	0
Ending balance	2,905,702	2,490,375	2,555,808
Additions related to acquisitions	613,401	266,306	285,212
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Additions	50,498	42,496	95,245
Disposals	(14,674)	(11,076)	(5,018)
Additions related to acquisitions	2,036	234	26,815
Costs | Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,206,739	3,062,463	2,866,353
Additions	655,080	353,888	219,490
Disposals	(42,627)	(209,612)	(23,380)
Ending balance	3,819,192	3,206,739	3,062,463	$ 2,866,353
Depletion and impairment | Natural gas and oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(716,364)	(506,655)	(336,275)
Depletion expense	(197,126)	(168,093)	(170,380)
Impairment	0	(41,616)	0
Ending balance	$ (913,490)	$ (716,364)	$ (506,655)	$ (336,275)